Annual Total Returns (Vanguard Mega Cap Index Fund - Institutional Shares Institutional) (Vanguard Mega Cap Index Fund, Vanguard Mega Cap Index Fund - Institutional Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - Institutional Shares
Annual Total Return
2013	32.14%
2012	16.13%
2011	2.34%
2010	13.84%
2009	25.46%